UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/14 – 6/30/15

Item 1.         Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Ainsworth Lumber Ltd 144A 7.5% notes due December 15, 2017

Meeting Date: April 6, 2015

Record Date: April 6, 2015

Meeting Type: Consent and Tender

Ticker:

Security ID: 008914AE3

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent on or prior to the Early Tender Deadline to receive the Total Consideration.	N/A	Yes	Yes	Yes

Allison Transmission Inc. 7.125% Notes due May 15, 2019

Meeting Date: March 22, 2015

Record Date March 20, 2015

Meeting Type: Consent and Tender

Ticker

Security ID: 019736AC1

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent prior to the Early Deadline.	N/A	Yes	Yes	Yes

Atlas Pipeline 5.875% notes due May 15, 2019

Meeting Date: February 19, 2015

Record Date: February 19, 2015

Meeting Type: Consent and Tender

Ticker

Security ID: 04939MAJ8

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent prior to the Early Tender Date to Receive the Total Consideration, which includes the early tender premium.	N/A	N/A	Yes	Yes

Bankrate Inc. 6.125% 144A Notes due August 15, 2018

Meeting Date: November 10, 2014

Record Date: November 5, 2014

Meeting Type: Consent

Ticker

Security: 06647FAB8

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Consent	N/A	N/A	No	Yes

Boyd Gaming 9.125% notes due December 1, 2018

Meeting Date: May 8, 2015

Record Date: May 8, 2015

Meeting Type: Consent and Tender

Ticker

Security ID: 103304BG5

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent prior to the Consent Date to Receive the Total Consideration, which includes the Consent Payment.	N/A	N/A	Yes	Yes

Calpine Corp 7.50% 144A Notes due February 15, 2021

Meeting Date: July 10, 2014

Record Date: July 10, 2014

Meeting Type: Consent and Tender

Ticker

Security: 131347BW5

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent prior to the Early Deadline.	N/A	N/A	Yes	Yes

Consol Energy Inc 8.25% notes due April 1, 2020

Meeting Date: March 12, 2015

Record Date: March 12, 2015

Meeting Type: Consent and Tender

Ticker

Security ID: 20854PAF6

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent prior to the Early Deadline.	N/A	N/A	Yes	Yes

Crown Castle International Corp.

Meeting Date: May 29, 2015

Record Date March 30, 2015

Meeting Type: Annual

Ticker: CCI

Security ID: 22822V200

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1a	Elect Director P. Robert Bartolo	Management	For	For	Yes
1b	Elect Director Cindy Christy	Management	For	For	Yes
1c	Elect Director Ari Q. Fitzgerald	Management	For	For	Yes
1d	Elect Director Robert E. Garrison, II	Management	For	For	Yes
1e	Elect Director Dale N. Hatfield	Management	For	For	Yes
1f	Elect Director Lee W. Hogan	Management	For	For	Yes
1g	Elect Director John P. Kelly	Management	For	For	Yes
1h	Elect Director Robert F. McKenzie	Management	For	For	Yes
2	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For	Yes
3	Advisory Vote to Ratify Named Executive Officers’ Compensation	Management	For	For	Yes
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year	Yes

MATTERHORN MIDCO 7.75% notes due February 15, 2020

Meeting Date: January 8, 2015

Record Date: January 8, 2015

Meeting Type: Consent

Ticker

Security ID: 5779929B8

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Elect to Consent to the Proposed Amendments.	N/A	N/A	Yes	Yes

Murray Energy Corp. 144A 8.625% notes due June 15, 2021

Meeting Date: March 27, 2015

Record Date: March 13, 2015

Meeting Type: Consent

Ticker

Security ID: 62704PAD5

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Consent to the Proposed Amendments.	N/A	N/A	Yes	Yes

Murray Energy Corp. 9.50 notes due December 5, 2020

Meeting Date: March 27, 2015

Record Date: March 13, 2015

Meeting Type: Consent

Ticker

Security ID: 62704PAE3

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Consent to the Proposed Amendments.	N/A	N/A	Yes	Yes

RPG BYTY SRO 144A 6.75% Notes due May 1, 2020

Meeting Date: March 24, 2015

Record Date: March 25, 2015

Meeting Type: Consent

Ticker

Security ID: 7499889B9

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Consent	N/A	N/A	Yes	Yes

RSI Home Products Inc. 6.875 notes due March 1, 2018

Meeting Date: November 13, 2014

Record Date: November 13, 2014

Meeting Type: Consent and Tender

Ticker

Security ID: 74977XAA9

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent prior to the Early Tender Time to receive the Total Consideration, which includes the Early Tender Premium.	N/A	N/A	Yes	Yes

Sable Intl Finance 8.75% notes due February 1, 2020

Meeting Date: November 13, 2014

Record Date: November 13, 2014

Meeting Type: Consent

Ticker

Security ID: 785712AB6

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Consent to Proposed Amendments	N/A	N/A	Yes	Yes

Schaeffler Finance 6.875% 144A notes due August 15, 2018

Meeting Date: August 12, 2014

Record Date: August 12, 2014

Meeting Type: Consent

Ticker

Security ID: 80626PAA8

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Consent	N/A	N/A	Take No Action	Yes

Voyage Care Bondco 6.5% notes due August 1, 2018

Meeting Date: November 20, 2014

Record Date: November 20, 2014

Meeting Type: Consent

Ticker

Security ID: 9299909B7

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Consent Granted - Event or proposal approved.	N/A	N/A	No	Yes

Westmoreland Coal 10.75 % notes due February 1, 2018

Meeting Date: May 29, 2015

Record Date: May 27, 2015

Meeting Type: Consent and Tender

Ticker

Security ID: 960887AB3

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	Tender and Consent prior to the Consent Payment Deadline to receive the Total Consideration, which includes the Consent Payment.	N/A	N/A	Yes	Yes

TIG Topco Limited

Meeting Date: May 29, 2015

Record Date: May 27, 2015

Meeting Type: Annual

Ticker

Security ID

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast
1	To elect John Tiner as Chairman and Non-Executive Director, subject to receipt of regulatory approvals.	Management	For	For	Yes
2	Pending the appointment of John Tiner, to re-elect Alastair Lyons as interim Chairman and Non-Executive Director.	Management	For	For	Yes
3	To re-elect Scott Egan as interim Chief Executive Officer and Executive Director.	Management	For	For	Yes
4	To re-elect Philip Moore as Non-Executive Director.	Management	For	For	Yes
5	To re-elect Teresa Robson-Capps as Non-Executive Director.	Management	For	For	Yes
6	To approve the delegation of responsibility for the group’s acquisition programme.	Management	For	For	Yes
7	To approve the delegation of the power to determine remuneration matters.	Management	For	For	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Ellen E. Terry President and Principal Executive Officer

Date	August 26, 2015

* Print the name and title of each signing officer under his or her signature.

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